Cover	May 22, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 22, 2025
File Number	333-229830
Registrant Name	GUOCHUN INTERNATIONAL INC.
Entity Central Index Key	0001765048
Tax Identification Number	32-0575017
Incorporation State	NV
Address Line1	66 West Flagler Street, Suite 900 - #3040
Address City	Miami
Address State	FL
Address Posta lZip Code	33130
CityAreaCode	125
Local Phone Number	12629446
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Emerging Growth Company	false